Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Practices
We generally grant equity awards in the first quarter of our fiscal year; however, we only grant time-based RSUs and do not grant stock options or similar awards as part of our equity grants. In special circumstances, including the hiring or promotion of an individual or where the compensation committee determines it is in our best interest, the compensation committee may approve grants of RSUs at times other than the first quarter of the fiscal year. The compensation committee does not take into account material nonpublic information in determining the timing and terms of RSUs, and we have not timed the disclosure of material nonpublic information for the purposes of affecting the value of executive compensation.
No stock options were issued to executive officers in 2025 during any period beginning four business days before the filing of a periodic report or current report disclosing material non-public information
and ending one business day after the filing or furnishing of such report with the SEC.

Award Timing Predetermined	false
MNPI Disclosure Timed for Compensation Value	false